Share warrant obligation - Warrant Obligations (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Share warrant obligation
Beginning Balance	$ 32,109	$ 22,029
Fair value adjustment	(10,080)	(8,994)
Ending Balance	22,029	13,035
Public Warrants
Share warrant obligation
Beginning Balance	12,606	10,372
Fair value adjustment	(2,234)	(2,797)
Ending Balance	10,372	7,575
Private Warrants
Share warrant obligation
Beginning Balance	19,503	11,657
Fair value adjustment	(7,846)	(6,197)
Ending Balance	$ 11,657	$ 5,460